SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Effective tax rate	0.00%	33.43%		100.79%
Statutory tax rate (as a percent)		21.00%	21.00%	21.00%
Unrecognized tax benefits		$ 0	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0	0	0
Components of Common Stock Subject to Possible Redemption
Gross proceeds			(207,000,000)
Proceeds allocated to Public Rights			(17,595,000)
Common stock issuance costs			4,552,520
Accretion of carrying value to redemption value			24,217,520
Common stock subject to possible redemption as of December 31, 2021				$ 209,070,000
Remeasurement of carrying value to redemption value		$ 704,341
Common stock subject to possible redemption as of September 30, 2022			209,070,000		209,070,000
Net Income (Loss) per Common Share
Aggregate number of shares of common stock into which Rights may be converted		2,070,000		2,070,000
Numerator:
Net income (loss)		$ 326,264	$ (235,380)	$ (1,470)
Denominator:
Basic, weighted average shares outstanding		26,851,000	9,182,858	26,851,000
Diluted weighted average shares outstanding		26,851,000	9,182,858	26,851,000
Basic net income (loss) per common stock		$ 0.01	$ (0.03)	$ 0.00
Diluted net income (loss) per common stock		$ 0.01	$ (0.03)	$ 0.00
Common stock subject to possible redemption
Components of Common Stock Subject to Possible Redemption
Gross proceeds				$ 207,000,000	207,000,000
Proceeds allocated to Public Rights				(17,595,000)	(17,595,000)
Common stock issuance costs				(4,552,520)	(4,552,520)
Accretion of carrying value to redemption value				704,341	24,217,520
Common stock subject to possible redemption as of December 31, 2021				209,070,000
Common stock subject to possible redemption as of September 30, 2022		$ 209,774,341	$ 209,070,000	$ 209,774,341	$ 209,070,000